Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,556,000
Total Fee Amount	918.37
Total Offset Amount	0
Net Fee	$ 918.37
Offset Table N/A	N/A